Segmented information and supplemental cash flow disclosure - Disclosure of revenues allocated by geography (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 8,157,931	$ 12,803,038	$ 34,178,949	$ 24,391,602
United States of America [Member]
Disclosure of operating segments [line items]
Revenue	6,914,740	12,803,038	31,998,403	24,221,834
Canada [Member]
Disclosure of operating segments [line items]
Revenue	$ 1,243,191	$ 0	$ 2,128,546	$ 169,768